Segment information (Tables)	12 Months Ended
Dec. 31, 2013
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) from continuing operations before taxes

in	2013	2012	2011
Net revenues (CHF million)
Private Banking & Wealth Management	13,442	13,474	13,397
Investment Banking	12,565	12,558	10,460
Corporate Center	(790)	(2,781)	1,238
Noncontrolling interests without SEI	639	360	796
Net revenues	25,856	23,611	25,891
Income/(loss) from continuing operations before taxes (CHF million)
Private Banking & Wealth Management	3,240	3,775	2,961
Investment Banking	1,719	2,002	(593)
Corporate Center	(1,455)	(3,889)	391
Noncontrolling interests without SEI	592	302	712
Income from continuing operations before taxes	4,096	2,190	3,471

Total assets

end of	2013	2012
Total assets (CHF million)
Private Banking & Wealth Management	279,139	275,683
Investment Banking	502,799	563,758
Corporate Center	87,244	80,733
Noncontrolling interests without SEI	3,624	4,106
Total assets	872,806	924,280
Beginning in the first quarter of 2013, segment assets exclude intra-group balances between the segments. Prior period has been reclassified to conform to the current presentation.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) from continuing operations before taxes by geographic location

in	2013	2012	2011
Net revenues (CHF million)
Switzerland	8,035	8,769	8,546
EMEA	4,744	3,243	6,429
Americas	10,810	9,763	9,182
Asia Pacific	2,267	1,836	1,734
Net revenues	25,856	23,611	25,891
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	642	1,680	455
EMEA	157	(1,581)	1,350
Americas	3,365	2,915	2,586
Asia Pacific	(68)	(824)	(920)
Income from continuing operations before taxes	4,096	2,190	3,471
The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

Total assets by geographic location

end of	2013	2012
Total assets (CHF million)
Switzerland	200,044	199,595
EMEA	194,675	222,483
Americas	398,198	421,418
Asia Pacific	79,889	80,784
Total assets	872,806	924,280
The designation of total assets by region is based upon customer domicile.

Bank
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) from continuing operations before taxes

in	2013	2012	2011
Net revenues (CHF million)
Private Banking & Wealth Management	13,442	13,474	13,397
Investment Banking	12,565	12,558	10,460
Adjustments [1,2]	(677)	(2,854)	996
Net revenues	25,330	23,178	24,853
Income/(loss) before taxes (CHF million)
Private Banking & Wealth Management	3,240	3,775	2,961
Investment Banking	1,719	2,002	(593)
Adjustments [1,3]	(1,289)	(3,795)	143
Income before taxes	3,670	1,982	2,511
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

2
Includes noncontrolling interest-related revenues of CHF 682 million, CHF 365 million and CHF 900 million in 2013, 2012 and 2011, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such revenues.

3
Includes noncontrolling interest income of CHF 635 million, CHF 307 million and CHF 816 million in 2013, 2012 and 2011, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such income.

Total assets

end of	2013	2012
Total assets (CHF million)
Private Banking & Wealth Management	279,139	275,683
Investment Banking	502,799	563,758
Adjustments [1]	72,474	68,719
Total assets	854,412	908,160
Beginning in the first quarter of 2013, segment assets exclude intra-group balances between the segments. Prior period has been reclassified to conform to the current presentation.
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) from continuing operations before taxes by geographic location

in	2013	2012	2011
Net revenues (CHF million)
Switzerland	7,479	7,968	7,754
EMEA	4,797	3,444	6,389
Americas	10,847	9,942	9,011
Asia Pacific	2,207	1,824	1,699
Net revenues	25,330	23,178	24,853
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	300	1,170	(176)
EMEA	195	(1,374)	1,312
Americas	3,317	3,023	2,330
Asia Pacific	(142)	(837)	(955)
Income from continuing operations before taxes	3,670	1,982	2,511
The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.

Total assets by geographic location

end of	2013	2012
Total assets (CHF million)
Switzerland	181,584	183,735
EMEA	194,825	221,476
Americas	398,127	422,181
Asia Pacific	79,876	80,768
Total assets	854,412	908,160
The designation of total assets by region is based upon customer domicile.